STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net loss for the year	$ (37,706)	$ (167,809)
Adjustment to reconcile net loss to net cash used in operating activities:
Foreign exchange (gain) or loss	(21,349)	124,965
Accretion on note receivable	83,517	3,641
Imputed interest income	(77,660)	0
Stock based compensation	0	1,056
Changes in non-cash working capital items:
Prepaid expenses and deposits	(176)	(32)
Accounts payable and accrued liabilities	(25,125)	(41,979)
Due to related parties, non-interest bearing [note 5]	36,000	0
Net cash used in operating activities	(42,499)	(80,158)
FINANCING ACTIVITIES:
Effects of exchange rate changes on cash and cash equivalents	0	(20,693)
Decrease in cash and cash equivalents	(42,499)	(100,851)
Cash and cash equivalents, beginning of year	85,906	186,757
Cash and cash equivalents, end of year	43,407	85,906
Supplemental disclosure of cash flow information
Cash paid for interest, net of interest capitalized	0	0
Cash paid for income taxes	$ 0	$ 0